Long-Term Debt and Other Financing Arrangements - Summary of Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended
	Aug. 31, 2006	Dec. 31, 2012 Senior secured term loan due 2013 [Member] LIBOR based variable rate [Member] USD ($)	Dec. 31, 2011 Senior secured term loan due 2013 [Member] LIBOR based variable rate [Member] USD ($)	Dec. 31, 2012 Senior secured term loan due 2013 [Member] Euro LIBOR based variable rate [Member] EUR (€)	Dec. 31, 2011 Senior secured term loan due 2013 [Member] Euro LIBOR based variable rate [Member] EUR (€)	Dec. 31, 2012 Senior secured term loan due 2016 [Member] LIBOR based variable rate [Member] USD ($)	Dec. 31, 2011 Senior secured term loan due 2016 [Member] LIBOR based variable rate [Member] USD ($)	Dec. 31, 2012 Senior secured term loan due 2016 [Member] Euro LIBOR based variable rate [Member] EUR (€)	Dec. 31, 2011 Senior secured term loan due 2016 [Member] Euro LIBOR based variable rate [Member] EUR (€)	Dec. 31, 2012 Senior secured term loan due 2017 [Member] USD ($)	Dec. 31, 2012 Senior secured term loan due 2017 [Member] LIBOR based variable rate [Member] USD ($)	Dec. 31, 2011 Senior secured term loan due 2017 [Member] LIBOR based variable rate [Member] USD ($)	Dec. 31, 2012 Senior secured revolving credit facility due 2016 [Member] Euro LIBOR based variable rate [Member] USD ($)	Dec. 31, 2012 Senior debenture loan due 2016 [Member] USD ($)	Dec. 31, 2011 Senior debenture loan due 2016 [Member] USD ($)	Dec. 31, 2012 Senior debenture loan due 2014 [Member] USD ($)	Dec. 31, 2011 Senior debenture loan due 2014 [Member] USD ($)	Dec. 31, 2012 Senior debenture loan due 2018 [Member] USD ($)	Dec. 31, 2012 Senior debenture loan due 2020 [Member] USD ($)	Dec. 31, 2012 Private placement debenture loan due 2012 [Member] EUR (€)	Dec. 31, 2012 Private placement debenture loan due 2012 [Member] Euro LIBOR based variable rate [Member] EUR (€)	Dec. 31, 2012 Mandatory convertible subordinated bonds due 2013 [Member] USD ($)
Debt Instrument [Line Items]
Debt instrument face value		$ 1,610	$ 1,610	€ 227	€ 227	$ 2,386	$ 2,386	€ 273	€ 273	$ 500	$ 1,222	$ 1,222	$ 635
Senior debenture face amount														$ 325	$ 325	$ 215	$ 215	$ 1,080	$ 800	€ 30	€ 50	$ 288
Debt instrument basis spread on variable rate		2.21%		2.05%		3.67%		3.62%			2.46%
Debt instrument interest rate stated percentage										8.50%				11.50%		11.625%		7.75%	4.50%	6.75%		6.25%
Debt instrument maturity year	2014	2013		2013		2016		2016		2017	2017		2016	2016		2014		2018	2020	2012	2012	2013